Regulatory Assets and Liabilities - Schedule of Regulatory Liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Regulatory Liabilities [Line Items]
Total regulatory assets, net	$ 300,087	$ 311,525	$ 307,374
Cleco Power
Regulatory Liabilities [Line Items]
Regulatory liabilities		(4,700)
Regulatory assets		1,000
Total regulatory assets, net	144,727	152,549	134,755
Cleco Power | Deferred taxes, net
Regulatory Liabilities [Line Items]
Regulatory liabilities	(146,225)	(146,948)	$ (155,537)
Cleco Power | Corporate franchise tax, net
Regulatory Liabilities [Line Items]
Regulatory liabilities	(1,145)	(1,145)
Cleco Power | Other, net
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (1,039)	$ (4,543)